Working capital - Narrative (Details) £ in Millions, $ in Millions	1 Months Ended	12 Months Ended				24 Months Ended
	Jun. 30, 2020 GBP (£)	Jun. 30, 2020 GBP (£)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 GBP (£)	Jun. 30, 2018 GBP (£)	Jun. 30, 2022
Summary of additional information about working capital [line items]
Income statement charge		£ 55		£ 23	£ 18
Trade receivables	£ 1,498	1,498		2,173
Interest on borrowings	148	148		124
Current contract liabilities	56	56		37
Supply chain financing facilities accounted as trade payables	£ 309	309		371
Provisions charged during the year		120
Terms of Raising the Bar program	2 years					2 years
Other
Summary of additional information about working capital [line items]
Provisions charged during the year		£ 120
Description of expected timing of outflows commitments to UK Thalidomide Trust		These provisions will be utilised over the period of the commitments up to 2037.	These provisions will be utilised over the period of the commitments up to 2037.
United Kingdom
Summary of additional information about working capital [line items]
Trade receivables due from counterparties	16.00%	16.00%
United States
Summary of additional information about working capital [line items]
Trade receivables due from counterparties	28.00%	28.00%
India
Summary of additional information about working capital [line items]
Trade receivables due from counterparties	14.00%	14.00%
Casamigos acquisition | Non-current liabilities | Fair value
Summary of additional information about working capital [line items]
Non-current contingent liabilities	£ 110	£ 110		£ 153
Raising the Bar programme
Summary of additional information about working capital [line items]
Provisions charged during the year		81	$ 100
COVID-19
Summary of additional information about working capital [line items]
Income statement charge		29
COVID-19 | Raising the Bar programme
Summary of additional information about working capital [line items]
Provisions charged during the year		81	$ 100
COVID-19 | Obsolete inventories
Summary of additional information about working capital [line items]
Inventory provision charged released to profit and loss		£ 23